GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 8.07%
	American Credit Acceptance Receivables Trust(a)
	Series 2021-1 Class D
$ 2,000,000	1.14%, 03/15/2027	$ 1,918,809
	Series 2021-3 Class D
2,000,000	1.34%, 11/15/2027	1,900,872
	Series 2021-4 Class D
1,550,000	1.82%, 02/14/2028	1,472,335
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 1.73%, 10/22/2034 3-mo. LIBOR + 1.60%	2,573,654
2,650,000	Ares LXII Ltd(a)(b) Series 2021-62A Class B 1.91%, 01/25/2034 3-mo. LIBOR + 1.65%	2,631,172
600,000	BlueMountain Ltd(a)(b) Series 2018-2A Class B 2.21%, 08/15/2031 3-mo. LIBOR + 1.70%	594,805
2,100,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class B 2.18%, 11/20/2034 3-mo. LIBOR + 1.70%	2,075,821
	Carlyle US Ltd(a)(b)
	Series 2018-2A Class B
800,000	2.29%, 10/15/2031 3-mo. LIBOR + 2.05%	785,885
	Series 2021-1A Class A2
2,000,000	1.69%, 04/15/2034 3-mo. LIBOR + 1.45%	1,954,440
1,000,000	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	949,989
1,750,000	CIFC Funding Ltd(a)(b) Series 2013-2A Class A3LR 2.19%, 10/18/2030 3-mo. LIBOR + 1.95%	1,722,947
105	Citicorp Residential Mortgage Trust(c) Series 2006-2 Class A6 5.12%, 09/25/2036	105
1,220,000	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	1,155,549
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,140,214
	Dryden Senior Loan Fund(b)
	Series 2017-50A Class B
800,000	1.89%, 07/15/2030(a) 3-mo. LIBOR + 1.65%	794,482
	Series 2017-54X Class C
1,400,000	2.40%, 10/19/2029 3-mo. LIBOR + 2.15%	1,400,050
	DT Auto Owner Trust(a)
	Series 2020-3A Class D
1,625,000	1.84%, 06/15/2026	1,572,781
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-1A Class D
$ 2,000,000	1.16%, 11/16/2026	$ 1,901,301
	Series 2021-3A Class D
2,250,000	1.31%, 05/17/2027	2,087,641
1,170,000	Exeter Automobile Receivables Trust Series 2021-1A Class D 1.08%, 11/16/2026	1,123,472
4,950,000	HPS Loan Management Ltd(a)(b) Series 15A-19 Class A1R 1.60%, 01/22/2035 3-mo. SOFR + 1.32%	4,938,318
2,000,000	KKR Ltd(a)(b) Series 31A Class B 1.75%, 04/20/2034 3-mo. LIBOR + 1.50%	1,952,192
2,000,000	Madison Park Funding XLVIII Ltd(a)(b) Series 2021-48A Class C 2.25%, 04/19/2033 3-mo. LIBOR + 2.00%	1,986,854
2,000,000	Magnetite XXII Ltd(a)(b) Series 2019-22A Class CR 2.19%, 04/15/2031 3-mo. LIBOR + 1.95%	1,994,382
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2 1.94%, 04/15/2034 3-mo. LIBOR + 1.70%	1,955,778
1,000,000	Myers Park Ltd(a)(b) Series 2018-1A Class C 2.30%, 10/20/2030 3-mo. LIBOR + 2.05%	986,068
1,400,000	Octagon Investment Partners Ltd(a)(b) Series 2019-4A Class A1R 1.54%, 05/12/2031 3-mo. LIBOR + 1.15%	1,389,954
1,600,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,484,343
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
900,000	1.35%, 07/15/2027	861,492
	Series 2021-3 Class D
1,100,000	1.33%, 09/15/2027	1,053,279
	Series 2021-4 Class D
1,250,000	1.67%, 10/15/2027	1,181,915
	Venture Ltd(a)(b)
	Series 2017-28AA Class CR
2,174,000	2.65%, 10/20/2034 3-mo. LIBOR + 2.40%	2,158,267
	Series 2018-32A Class C
1,975,000	2.19%, 07/18/2031 3-mo. LIBOR + 1.95%	1,906,027

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 750,000	Westlake Automobile Receivables Trust(a) Series 2021-2A Class D 1.23%, 12/15/2026	$ 711,941
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	463,192
		54,780,326
U.S. Government Agency — 0.02%
149,230	Federal Home Loan Mortgage Corp Structured Pass-Through Certificates(b) Series T-34 Class A1V 0.31%, 07/25/2031 1-mo. LIBOR + 0.12%	146,902
TOTAL ASSET-BACKED SECURITIES — 8.09% (Cost $56,414,950)		$54,927,228
MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 53.80%
	Federal Home Loan Mortgage Corp
1,160	9.50%, 04/01/2025	1,172
269,022	3.00%, 12/01/2026	271,827
224,001	2.50%, 01/01/2029	221,867
337,794	3.00%, 07/01/2029	340,750
401,797	3.50%, 02/01/2032	409,718
11,035	7.50%, 03/01/2032	11,075
57,333	5.50%, 08/01/2033	62,824
33,705	5.50%, 01/01/2034	36,942
366,695	4.00%, 05/01/2034	382,091
78,915	5.50%, 10/01/2034	86,499
1,285,385	2.50%, 06/01/2035	1,272,990
136,126	5.00%, 09/01/2035	146,846
164,105	5.00%, 12/01/2035	177,630
1,148,985	2.00%, 01/01/2036	1,117,277
11,756	5.00%, 01/01/2036	12,732
138,986	6.00%, 01/01/2036	155,356
66,687	6.00%, 03/01/2036	74,458
70,146	6.00%, 07/01/2036	78,409
786,752	3.00%, 09/01/2036	785,601
3,970,935	2.50%, 03/01/2037	3,935,035
13,613	5.50%, 05/01/2038	15,024
18,731	6.00%, 05/01/2038	20,935
45,541	5.00%, 06/01/2038	49,297
326,840	4.50%, 02/01/2040	348,130
446,743	5.00%, 03/01/2040	482,666
140,647	4.00%, 02/01/2041	146,577
2,466,571	2.00%, 01/01/2042	2,314,681
2,464,558	2.50%, 01/01/2042	2,382,495
3,325,000	2.50%, 04/01/2042	3,206,427
267,424	3.50%, 06/01/2042	272,522
148,901	3.50%, 11/01/2042	151,996
742,314	4.00%, 05/01/2044	773,773
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 600,738	3.00%, 11/01/2046	$ 598,370
1,186,111	3.00%, 12/01/2046	1,178,269
1,732,232	2.50%, 11/01/2050	1,656,644
1,743,349	2.00%, 05/01/2051	1,621,789
3,246,208	3.00%, 07/01/2051	3,190,946
3,241,059	3.00%, 09/01/2051	3,185,881
2,427,762	2.50%, 10/01/2051	2,319,471
3,414,035	3.00%, 12/01/2051	3,343,365
2,564,283	2.50%, 01/01/2052	2,449,902
8,889,371	2.50%, 02/01/2052	8,499,435
6,755,000	3.00%, 04/01/2052	6,622,527
10,975,000	3.50%, 04/01/2052	11,016,565
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K050 Class A2
2,000,000	3.33%, 08/25/2025(d)	2,034,211
	Series K062 Class AM
2,000,000	3.51%, 12/25/2026	2,053,653
	Series K064 Class A2
1,750,000	3.22%, 03/25/2027	1,783,772
	Series K067 Class A2
4,925,000	3.19%, 07/25/2027	5,020,434
	Series K069 Class A2
2,820,000	3.19%, 09/25/2027(d)	2,873,911
	Series K069 Class AM
2,000,000	3.25%, 09/25/2027(d)	2,028,253
	Series K070 Class A2
2,050,000	3.30%, 11/25/2027(d)	2,103,165
	Series K071 Class A2
1,680,000	3.29%, 11/25/2027	1,722,084
	Series K072 Class A1
1,238,068	3.25%, 11/25/2027	1,257,535
	Series K073 Class A2
1,750,000	3.35%, 01/25/2028	1,801,019
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(d)	2,576,564
	Series K074 Class A2
1,950,000	3.60%, 01/25/2028	2,032,498
	Series K078 Class A2
2,000,000	3.85%, 06/25/2028	2,111,490
	Series K078 Class AM
1,750,000	3.92%, 06/25/2028	1,833,585
	Series K084 Class A2
1,750,000	3.78%, 10/25/2028(d)	1,831,805
	Series K091 Class A1
2,700,979	3.34%, 10/25/2028	2,765,553
	Series K095 Class A1
1,288,170	2.63%, 11/25/2028	1,287,253
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024(d)	5,014,036
	Series K737 Class A2
1,750,000	2.53%, 10/25/2026	1,723,042
	Federal National Mortgage Association
990	8.50%, 08/01/2024	1,032
122,303	3.00%, 06/01/2027	123,571
586,403	3.00%, 08/01/2029	592,489

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 430,723	2.50%, 06/01/2030	$ 426,845
394,086	3.00%, 10/01/2030	398,187
35,245	7.00%, 02/01/2031	37,448
38,173	7.00%, 09/01/2031	42,116
89,639	6.50%, 12/01/2031	96,228
49,795	7.00%, 12/01/2031	53,255
157,459	6.50%, 01/01/2032	169,032
35,412	7.00%, 01/01/2032	35,772
23,616	6.50%, 02/01/2032	25,366
1,194,210	3.00%, 05/01/2032	1,169,561
114,820	6.00%, 03/01/2033	127,055
69,987	5.50%, 07/01/2033	76,568
144,771	5.00%, 09/01/2033	155,390
29,095	5.50%, 09/01/2033	31,557
117,029	5.50%, 11/01/2033	128,107
61,303	5.50%, 03/01/2034	67,141
1,492,554	3.00%, 06/01/2034	1,509,446
570,859	3.00%, 10/01/2034	576,756
43,175	5.50%, 10/01/2034	47,245
2,157,354	3.00%, 11/01/2034	2,185,188
82,205	5.50%, 12/01/2034	90,037
133,795	5.50%, 02/01/2035	146,493
2,131,372	2.00%, 09/01/2035	2,072,613
79,670	5.00%, 09/01/2035	86,046
172,118	5.00%, 10/01/2035	186,175
60,942	5.50%, 10/01/2035	66,750
61,969	5.50%, 01/01/2036	67,877
80,702	6.00%, 01/01/2036	90,043
25,831	6.00%, 02/01/2036	28,822
28,548	6.00%, 03/01/2036	31,886
109,005	5.50%, 05/01/2036	119,311
4,501,193	2.00%, 07/01/2036	4,376,818
10,043,243	2.00%, 10/01/2036	9,765,477
3,212,110	2.00%, 11/01/2036	3,124,242
3,084,084	2.00%, 01/01/2037	3,001,088
6,120,302	2.00%, 02/01/2037	5,951,796
8,017,250	2.50%, 02/01/2037	7,935,572
9,426,499	2.00%, 03/01/2037	9,167,082
5,893,567	2.50%, 03/01/2037	5,834,998
1,530,000	2.50%, 04/01/2037	1,516,168
38,194	6.00%, 05/01/2037	42,627
62,879	5.00%, 07/01/2037	67,950
139,562	5.50%, 03/01/2038	153,733
166,785	5.50%, 06/01/2038	183,074
129,324	5.00%, 04/01/2039	139,919
310,550	4.50%, 05/01/2039	330,479
123,188	4.50%, 06/01/2039	131,075
103,733	4.50%, 08/01/2039	110,089
319,049	5.00%, 11/01/2039	344,421
161,368	5.00%, 12/01/2039	174,686
178,552	5.00%, 06/01/2040	193,206
749,418	4.50%, 08/01/2040	796,305
79,694	4.50%, 09/01/2040	84,793
266,137	5.00%, 09/01/2040	287,948
199,969	4.50%, 11/01/2040	212,762
150,531	5.00%, 01/01/2041	160,297
192,534	4.50%, 02/01/2041	204,376
37,819	4.00%, 03/01/2041	39,334
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 864,773	4.50%, 03/01/2041	$ 915,529
245,296	4.00%, 09/01/2041	255,997
307,960	4.50%, 10/01/2041	327,690
658,273	3.50%, 12/01/2041	670,356
947,410	4.00%, 12/01/2041	991,028
3,070,596	2.50%, 02/01/2042	2,968,395
3,325,000	2.50%, 04/01/2042	3,205,109
532,355	4.00%, 07/01/2042	556,784
316,943	3.50%, 09/01/2042	314,702
351,747	3.50%, 10/01/2042	358,792
492,391	3.00%, 03/01/2043	491,628
325,623	3.00%, 07/01/2043	316,248
464,346	3.00%, 08/01/2043	462,612
318,206	3.00%, 09/01/2043	317,809
6,711,812	2.50%, 03/01/2047	6,434,774
1,745,144	4.00%, 08/01/2047	1,799,217
697,435	3.50%, 03/01/2048	704,751
3,696,432	3.00%, 01/01/2049	3,670,852
524,555	3.00%, 12/01/2049	513,989
347,250	3.00%, 01/01/2050	341,854
1,564,368	2.50%, 08/01/2050	1,495,563
1,604,011	2.50%, 10/01/2050	1,534,900
1,617,458	2.00%, 05/01/2051	1,504,516
4,965,638	2.00%, 10/01/2051	4,614,960
13,892,749	2.50%, 10/01/2051	13,273,057
3,397,595	3.00%, 12/01/2051	3,327,253
9,336,828	2.50%, 01/01/2052	8,927,054
6,520,000	3.50%, 01/01/2052	6,574,590
15,759,457	2.50%, 02/01/2052	15,070,572
6,719,147	2.50%, 03/01/2052	6,432,212
12,405,000	3.00%, 03/01/2052	12,185,067
12,380,000	3.00%, 04/01/2052	12,146,426
6,310,000	3.50%, 04/01/2052	6,360,689
1,212,103	3.50%, 08/01/2056	1,228,883
1,299,070	3.00%, 02/01/2057	1,283,816
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
1,850,000	2.47%, 04/25/2026	1,813,110
	Series 2018-M2 Class A2
1,755,000	2.91%, 01/25/2028(d)	1,759,765
	Government National Mortgage Association
1,156	8.00%, 11/20/2023	1,177
910	7.50%, 10/20/2028	957
1,177	7.50%, 12/20/2028	1,247
	Uniform Mortgage-Backed Security(e)
24,895,000	3.00%, TBA	24,350,422
40,499,000	3.50%, TBA	40,428,929
	Vendee Mortgage Trust
	Series 1993-3 Class 1
70,112	4.72%, 09/15/2023(d)	70,863
	Series 1996-3 Class 1Z
328,357	6.75%, 09/15/2026	343,869

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2002-1 Class 1A
$ 239,673	6.00%, 10/15/2031	$ 255,751
TOTAL MORTGAGE-BACKED SECURITIES — 53.80% (Cost $376,144,431)		$365,278,136
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	2.13%, 03/10/2023	1,506,014
500,000	5.75%, 06/12/2026	563,547
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.30% (Cost $2,041,978)		$2,069,561
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
25,200,000	1.75%, 05/15/2022	25,244,645
12,400,000	1.75%, 05/31/2022	12,427,527
12,300,000	1.63%, 08/15/2022	12,334,594
12,500,000	0.13%, 08/31/2022	12,458,496
12,550,000	1.75%, 01/31/2023	12,571,570
6,500,000	2.75%, 04/30/2023	6,566,016
7,900,000	2.75%, 07/31/2023	7,973,137
30,000,000	0.25%, 09/30/2023	29,166,797
5,300,000	2.75%, 02/15/2024	5,340,578
3,100,000	0.25%, 06/15/2024	2,956,625
20,100,000	0.38%, 09/15/2024	19,095,785
7,800,000	1.50%, 09/30/2024	7,616,273
8,000,000	2.75%, 02/28/2025	8,052,812
5,650,000	2.75%, 06/30/2025	5,687,520
3,900,000	2.88%, 07/31/2025	3,942,656
6,500,000	2.25%, 11/15/2025	6,433,731
9,800,000	0.75%, 08/31/2026	9,082,992
4,000,000	1.50%, 11/30/2028	3,767,812
10,000,000	1.75%, 01/31/2029	9,575,000
1,550,000	1.63%, 08/15/2029	1,469,896
15,800,000	1.25%, 08/15/2031	14,363,188
12,600,000	1.38%, 11/15/2031	11,560,500
12,100,000	1.75%, 08/15/2041	10,487,297
7,400,000	2.00%, 11/15/2041	6,695,844
2,700,000	2.88%, 05/15/2043	2,795,133
4,200,000	2.50%, 02/15/2045	4,090,734
4,000,000	2.50%, 02/15/2046	3,916,250
5,000,000	2.75%, 11/15/2047	5,187,891
1,500,000	3.00%, 02/15/2048	1,634,238
1,500,000	3.00%, 08/15/2048	1,637,813
9,600,000	2.00%, 08/15/2051	8,661,000
5,400,000	1.88%, 11/15/2051	4,736,813
TOTAL U.S. TREASURY BONDS AND NOTES — 40.87% (Cost $288,093,863)		$277,531,163
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
997,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(f), 0.30%(g)	$ 997,000
997,000	Goldman Sachs Financial Square Government Fund Institutional Class(f), 0.25%(g)	997,000
997,000	Invesco Government & Agency Portfolio Institutional Class(f), 0.25%(g)	997,000
997,000	JPMorgan U.S. Government Money Market Fund Capital Shares(f), 0.25%(g)	997,000
267,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(f), 0.23%(g)	267,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.63% (Cost $4,255,000)		$4,255,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.89%
$12,870,000	Federal Home Loan Bank(h) 0.10%, 04/01/2022	12,870,000
U.S. Treasury Bonds and Notes — 6.33%
42,950,000	U.S. Treasury Bills(h) 0.12%, 04/12/2022	42,948,425
Repurchase Agreements — 8.37%
50,000,000	Repurchase agreement (principal amount/value $50,000,000 with a maturity value of $50,000,347 with Daiwa Capital Markets America Inc, 0.25%, dated 3/31/22 to be repurchased at $50,000,347 on 4/1/22 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 6/16/22 - 2/15/42, with a value of $51,000,028.	50,000,000

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 2,628,637	Undivided interest of 2.44% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $2,628,637 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(f)	$ 2,628,637
2,628,637	Undivided interest of 2.44% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $2,628,637 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(f)	2,628,637
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,558,126	Undivided interest of 3.67% in a repurchase agreement (principal amount/value $42,458,009 with a maturity value of $42,458,375) with Citigroup Global Markets Inc, 0.31%, dated 3/31/22 to be repurchased at $1,558,126 on 4/1/22 collateralized by Government National Mortgage Association securities, 2.00% - 10.00%, 6/15/22 - 1/20/52, with a value of $43,307,169.(f)	$ 1,558,126
		56,815,400
TOTAL SHORT TERM INVESTMENTS — 16.59% (Cost $112,633,825)		$112,633,825
TOTAL INVESTMENTS — 120.28% (Cost $839,584,047)		$816,694,913
OTHER ASSETS & LIABILITIES, NET — (20.28)%		$(137,727,669)
TOTAL NET ASSETS — 100.00%		$678,967,244

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2022.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at March 31, 2022. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of March 31, 2022.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2022

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

March 31, 2022